Revenue Recognition - Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,832	$ 699
Canada
Disaggregation of Revenue [Line Items]
Total revenue	72	378
United States
Disaggregation of Revenue [Line Items]
Total revenue	2,513	224
Rest of world
Disaggregation of Revenue [Line Items]
Total revenue	$ 247	$ 97